Fair Value Measurements - Changes in the fair value of financial liabilities (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Fair Value Measurements
Fair value as of beginning of the period	$ 7,350,083
Settlement of Exchange Note	(33,000)
Repayment of notes	(13,889)
Shares issued upon conversion of portion of note	(608,157)
Extension of ELOC Commitment Fee Note	(5,000)
Change in fair value	(6,273,271)
Change in fair value, Income Statement Location		Change in fair value of financial instruments
Fair value as of end of the period	7,630,000	$ 7,630,000
Extension Note - Bifurcated Derivative
Fair Value Measurements
Fair value as of beginning of the period	33,000
Settlement of Exchange Note	(33,000)
Exchange Note
Fair Value Measurements
Fair value as of beginning of the period	6,155,925
Shares issued upon conversion of portion of note	(566,740)
Change in fair value	(3,738,185)
Fair value as of end of the period	1,851,000	1,851,000
Quantum Convertible Note
Fair Value Measurements
Initial fair value	4,618,234
Change in fair value	(1,633,234)
Fair value as of end of the period	2,985,000	2,985,000
Additional Bridge Notes
Fair Value Measurements
Fair value as of beginning of the period	466,646
Repayment of notes	(13,889)
Shares issued upon conversion of portion of note	(41,417)
Change in fair value	(289,340)
Fair value as of end of the period	122,000	122,000
ELOC
Fair Value Measurements
Fair value as of beginning of the period	694,512
Initial fair value	595,000
Change in fair value	(517,512)
Fair value as of end of the period	177,000	177,000
ELOC Commitment Fee Note
Fair Value Measurements
Extension of ELOC Commitment Fee Note	(5,000)
Change in fair value	(95,000)
Fair value as of end of the period	495,000	495,000
September 2024 Convertible Note
Fair Value Measurements
Initial fair value	2,000,000
Fair value as of end of the period	$ 2,000,000	$ 2,000,000